Intangible Assets - Summary of Headroom and Impairment Charge Recognised if Assumptions Used in Value-in-use Calculation Changed (Parenthetical) (Details) - Peru	12 Months Ended
Dec. 31, 2021
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Assumptions increase in pre-tax discount rate	1.60%
Assumptions decrease each year in forecast cash flows	10.00%
Assumptions increase in terminal decline	1.00%